Groups of assets and liabilities held for sale (Details) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Property, plant and equipment	$ 0	$ 53,650
Intangible assets	0	2,047
Investments in associates	0	336
Deferred income tax assets	0	1,223
Trade and other receivables	0	2,777
Cash and cash equivalents	0	2,567
Total assets held-for-sale	0	62,600
Trade and other payables	0	14,909
Salaries and social security liabilities	0	581
Employee benefits	0	580
Deferred income tax liabilities	0	2,933
Borrowings	0	14,359
Total liabilities held-for-sale	0	33,362
Total net assets held-for-sale	$ 0	$ 29,238